Income tax expense	12 Months Ended
Jun. 30, 2022
Income tax expense
Income tax expense

12.    Income tax expense

Income taxes are comprised of current income taxes and deferred taxes and consists of the following:

(in € thousands)	2020	2021	2022
Total current tax income / (expense)	(5,185)	(14,355)	(15,221)
Thereof prior year adjustments	(520)	(741)	141
Thereof other current income tax effects for the period	(4,665)	(13,614)	(15,362)

Total deferred tax income / (expense)	1,744	(1,179)	3,487
Thereof effects from origination and reversal of temporary balance sheet differences	(73)	2,553	98
Thereof prior year adjustments	435	896	153
Thereof effects from (non-)recognition of deferred tax assets on tax loss carryforwards / interest carryforwards	1,382	(4,628)	3,236

Total income tax expense	(3,441)	(15,534)	(11,734)

During fiscal year 2022, Mytheresa Group’s primary statutory tax rate for current income taxes was 27.52% (2021: 27.52% and 2020: 27.8%), consisting of the German corporate tax rate of 15%, a 5.5% solidarity surcharge on the German corporate tax rate, and a trade tax rate of 11.70%. The primary deferred tax rate for German entities in 2022 was 27.45% (2021: 27.52%). The reason for the change in the deferred tax rate compared to the previous year is that the estimated trade tax rate will change for future periods due to MYT Netherlands Parent B.V. entering the German income tax group from fiscal year 2023 onwards. The effect on deferred taxes from the tax rate change was €29 thousand. For non-German companies, the current and deferred taxes at period-end were calculated using a range of 21% to 25%.

During fiscal 2020, MYT Netherlands Parent B.V.’s tax rate was 19% for the first €200 thousand of taxable income and 25% for the any amounts exceeding €200 thousand. As of fiscal 2021 the taxable residence of the MYT Netherlands Parent B.V. was moved to Aschheim, Germany. The German statutory tax rates have been applied for fiscal 2021 and 2022.

The table below reconciles the expected income tax expense amount, based on Mytheresa Group’s expected tax rate (2022: 27.52%, 2021: 27.52%, 2020: 27.8%) to the actual income tax expense amounts for fiscal 2020, fiscal 2021 and fiscal 2022.

	Year ended June 30,
(in € thousands)	2020	2021	2022
Income (loss) before tax	9,791	(17,070)	3,836
Tax (expense) income based on expected group tax rate	(2,722)	4,697	(1,056)
Tax effects of:
Non-recognition of interest expenses due to interest cap	(1,042)	—	—
Utilization of interest expense carryforwards and recognition of related deferred tax assets	1,400	4,118	—
Non-deductible expenses (for local taxes)	(233)	(727)	(144)
Other non-deductible expenses	(874)	(19,412)	(14,229)
Tax free income	108	—	40
Tax rate difference between group and local tax rates and changes in tax rates	57	(420)	(194)
Prior year adjustments	(85)	155	295
(Non-) recognition on deferred tax assets on tax loss carryforwards	(18)	(4,064)	3,500
Others	(32)	120	53
Income tax expense	(3,441)	(15,534)	(11,734)
Effective total income tax rate (%)	35.1%	91.0%	305.9%

The material drivers leading to the difference between expected income tax expense and income tax expense recognized for 2020 are as follows:

Interest expense incurred under IFRS in 2020 period is not tax deductible within the German Income Tax Group due to the interest deduction limitation for German income tax purposes. This leads to a current income tax effect of €1,042 thousand. In addition, a deferred tax asset has been recognized for interest carryforwards at the amount of €1,400 thousand in fiscal 2020. Effects from other non-deductible expenses and permanent differences at the amount of €874 thousand materially include changes in permanent balance sheet differences.

The material drivers leading to the difference between expected income tax expense and income tax expense recognized for 2021 are as follows:

Utilization of interest expense carried forward reduced income tax expense by €2,558 thousand in fiscal 2021. Furthermore, in fiscal 2021, deferred tax assets of €1,560 (fiscal 2020: €1,400 thousand) were recognized related to interest carryforwards not recognized in prior years. Deferred tax assets of €4,787 thousand related fiscal 2021 tax losses were not recorded. Such amount includes €1,229 thousand related to IPO transaction costs recorded directly to equity. Furthermore, income tax benefits of €723 thousand related to previously unrecognized tax losses were recognized during fiscal 2021.

Other non-deductible expenses in fiscal 2021 include the tax effect of expenses related to share-based payments of €20,226 thousand which are not deductible for German income tax purposes.

The material drivers leading to the difference between expected income tax expense and income tax expense recognized for fiscal 2022 are as follows:

Other non-deductible expenses in fiscal year 2022 mainly include the tax effect of expenses under IFRS related to share-based payments of €14,137 thousand which are not deductible for German income tax purposes.

In addition, deferred tax assets on tax loss carryforwards for MYT Netherlands Parent B.V. are fully recognized in fiscal 2022 in accordance with IAS 12.36 (d). Management expects utilization of the tax loss carryforwards and deductible temporary differences within a forecasting period of five years to be sufficiently probable as the entity will enter the German income tax group in fiscal year 2023 and can utilize its losses against the taxable income of the income tax group. In total, a deferred tax asset of €6,056 thousand was recognized. Thereof, €1,249 thousand was recognized according to IAS 12.61A directly to equity in the current period as part of the tax loss carryforwards include tax deductible expenses related to IPO transaction costs which were originally recorded directly to equity under IFRS.

For temporary differences associated with investments in subsidiaries at the amount of €2,119 thousand (2021: €198 thousand, 2020: €0 thousand), no deferred taxes have been recognized as the respective parent is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.